Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values (Detail) (Nondesignated, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 1,232.3	$ 335.6
Fair Value Asset	10.3	4.5
Fair Value Liability	4.0	3.2
Credit Default Swap Contracts | Commercial Loans and Loan Commitments
Derivative [Line Items]
Notional Value	42.5	60.5
Fair Value Asset		0.7
Fair Value Liability	1.0	0.1
Foreign Exchange Contracts | Net Investments in Non-U.S. Affiliates
Derivative [Line Items]
Notional Value	1,051.8	63.5
Fair Value Asset	8.9	0.4
Fair Value Liability	2.3	0.2
Foreign Exchange Contracts | Forecasted Foreign Currency Denominated Transactions
Derivative [Line Items]
Notional Value	2.2	127.3
Fair Value Asset	0.1	2.1
Fair Value Liability		2.6
Foreign Exchange Contracts | Commercial Loans
Derivative [Line Items]
Notional Value	135.8	84.3
Fair Value Asset	1.3	1.3
Fair Value Liability	$ 0.7	$ 0.3